Cover Page	Feb. 27, 2025
Document Information [Line Items]
Entity Central Index Key	0000803649
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 27, 2025
Entity Registrant Name	EQUITY COMMONWEALTH
Entity Incorporation, State or Country Code	MD
Entity File Number	1-9317
Entity Tax Identification Number	04-6558834
Entity Address, Address Line One	Two North Riverside Plaza, Suite 2000,
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	646-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	EQC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false